UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/11

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/Standish Fixed Income Fund
-Dreyfus/Standish Global Fixed Income Fund

-Dreyfus/Standish International Fixed Income Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Fixed Income Fund
September 30, 2011 (Unaudited)

	Coupon Maturity		Principal
Bonds and Notes--117.3%	Rate (%)	Date	Amount ($) a	Value ($)
Aerospace & Defense--.1%
Meccanica Holdings USA,
Gtd. Notes	6.25	7/15/19	295,000 b	288,183
Agriculture--.3%
Altria Group,
Gtd. Notes	10.20	2/6/39	430,000	625,083
Asset-Backed Ctfs./Auto Receivables--2.6%
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	280,000	290,802
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	894,110 b	898,939
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	200,000	209,763
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000	147,931
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	465,000	466,189
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-1, Cl. A2	0.83	2/15/16	425,000 c	424,340
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	600,000 b	609,582
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	250,826 b	249,635
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	280,000	279,740
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	835,000 b	833,156
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	405,000	405,841
Smart Trust,

Ser. 2011-1USA, Cl. A3B	1.08	10/14/14	825,000 b,c	825,309
				5,641,227
Asset-Backed Ctfs./Credit Cards--.5%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.98	8/15/18	1,000,000 b,c	1,047,084
Asset-Backed Ctfs./Home Equity Loans--.4%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	122,877 c	116,789
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.55	10/25/35	283,776 c	259,588
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	170,017 c	170,102
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A2	5.98	6/25/37	181,406 c	181,996
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.66	5/25/35	31,537 c	31,443
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.63	3/25/35	113,794 c	112,925
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.68	7/25/35	8,736 c	8,706
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.28	10/25/36	54,518 c	53,584
				935,133
Asset-Backed Ctfs./Manufactured Housing--.5%
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	1,030,000 c	1,029,234
Banks--2.3%
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,040,000	1,070,783
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	425,000	473,919
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	1,080,000	1,041,314
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	2,405,000 c	2,417,025
				5,003,041
Commercial Mortgage Pass-Through Ctfs.--3.9%

American Tower Trust,
Ser. 2007-1A, Cl. D	5.96	4/15/37	630,000 b	674,598
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	1,280,000 b	1,370,257
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	642,015 c,d	646,038
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	751,730 c	768,237
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	2,965,000 b,c,d	2,870,543
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	1,120,000 b,c,d	1,084,406
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	650,000 b,c	640,708
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	137,302 c,d	137,217
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	305,639	305,780
				8,497,784
Diversified Financial Services--3.7%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	240,000	272,170
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	610,000 c	614,575
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	998,000	1,209,660
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	460,000 b	533,933
FUEL Trust,
Scd. Notes	4.21	10/15/22	660,000 b	658,216
General Electric Capital,
Sr. Unscd. Notes	0.88	4/7/14	930,000 c	908,444
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	360,000 e	383,021
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,145,000 b	1,249,566

Hyundai Capital Services,
Sr. Unscd. Notes		4.38	7/27/16	400,000 b	405,209
Invesco,
Gtd. Notes		5.38	2/27/13	595,000	624,244
Merrill Lynch & Co.,
Sub. Notes		5.70	5/2/17	1,205,000	1,076,064
					7,935,102
Electric Utilities--1.1%
Exelon Generation,
Sr. Unscd. Notes		5.20	10/1/19	660,000 e	713,560
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	548,000	630,646
Nevada Power,
Mortgage Notes		6.50	8/1/18	240,000	289,768
Sempra Energy,
Sr. Unscd. Notes		6.50	6/1/16	565,000	661,739
					2,295,713
Environmental Control--.3%
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	596,000	752,622
Food & Beverages--.2%
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	325,000	411,095
Foreign/Governmental--1.1%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	360,000,000	732,886
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	590,000	599,957
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	585,000	657,205
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	360,000	437,527
					2,427,575
Materials--.8%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	590,000	633,472
Georgia-Pacific,
Gtd. Notes		8.25	5/1/16	485,000 b	536,289

Holcim US Finance Sarl & Cie,
Gtd. Notes	6.00	12/30/19	490,000 b	520,903
				1,690,664
Media--2.3%
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	575,000 b	679,238
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	80,000	85,686
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	635,000	697,546
News America,
Gtd. Notes	6.15	3/1/37	720,000	771,754
News America,
Gtd. Notes	6.90	8/15/39	545,000	622,732
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	250,000 b	286,118
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	388,000	396,906
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000	459,383
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	205,000	238,879
Time Warner,
Gtd. Debs.	6.10	7/15/40	220,000	242,514
Time Warner,
Gtd. Debs.	6.20	3/15/40	370,000	409,584
				4,890,340
Municipal Bonds--1.4%
California,
GO (Build America Bonds)	7.30	10/1/39	610,000	725,973
California,
GO (Build America Bonds)	7.55	4/1/39	655,000	803,200
Illinois,
GO	4.42	1/1/15	675,000	704,153
New York City,
GO (Build America Bonds)	5.99	12/1/36	630,000	759,925
				2,993,251
Office And Business Equipment--.3%

Xerox,
Sr. Unscd. Notes	5.50	5/15/12	235,000	241,543
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	335,000	354,673
				596,216
Oil & Gas--1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	985,000	1,106,379
EQT,
Sr. Unscd. Notes	8.13	6/1/19	550,000	667,803
Hess,
Sr. Unscd. Notes	5.60	2/15/41	310,000	335,683
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	610,000	660,325
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	305,000	311,405
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	260,000	271,700
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	210,000	254,816
Valero Energy,
Gtd. Notes	6.13	2/1/20	500,000	555,734
				4,163,845
Pipelines--1.3%
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	905,000	974,269
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	605,000	677,923
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	550,000	580,882
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	610,000	666,438
				2,899,512
Property & Casualty Insurance--2.7%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	185,000 e	180,474
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	675,000	688,871

AON,
Sr. Unscd. Notes	3.50	9/30/15	460,000	475,173
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	563,000	591,611
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	789,000	895,536
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	235,000	257,666
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	575,000	733,302
Willis North America,
Gtd. Notes	6.20	3/28/17	810,000	885,542
Willis North America,
Gtd. Notes	7.00	9/29/19	910,000	1,054,340
				5,762,515
Real Estate--2.0%
Developers Diversified Realty,
Sr. Unscd. Notes	4.75	4/15/18	545,000	497,800
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	55,000	57,208
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	510,000	585,053
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	380,000	390,618
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	196,000	211,042
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	340,000	343,213
Regency Centers,
Gtd. Notes	5.25	8/1/15	187,000	200,938
Regency Centers,
Gtd. Notes	5.88	6/15/17	330,000	357,315
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	745,000	903,047
WEA Finance,
Gtd. Notes	7.13	4/15/18	445,000 b	509,000
WEA Finance,
Gtd. Notes	7.50	6/2/14	245,000 b	273,467

				4,328,701
Residential Mortgage Pass-Through Ctfs.--.8%
Banc of America Mortgage
Securities, Ser. 2005-2,
Cl. 2A1	5.00	3/25/20	364,308	364,900
Countrywide Alternative Loan
Trust, Ser. 2004-16CB, Cl. 2A2	5.00	8/25/19	1,024,305	1,039,689
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1	5.25	10/25/19	418,576	423,286
				1,827,875
Retail--1.6%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	560,000	616,484
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	1,418,833 b	1,765,669
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	415,000	495,444
Staples,
Gtd. Notes	9.75	1/15/14	570,000	661,002
				3,538,599
Telecommunications--.5%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	565,000	618,474
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	280,000	379,042
				997,516
U.S. Government Agencies/Mortgage-Backed--33.3%
Federal Home Loan Mortgage Corp.;
4.00%			10,325,000 f,g	10,808,984
5.00%, 1/1/40 - 9/1/40			1,562,006 f	1,700,158
5.50%, 1/1/34 - 9/1/40			1,185,885 f	1,296,036
7.00%, 11/1/31			117,437 f	135,857
Federal National Mortgage Association:
4.00%			2,710,000 f,g	2,841,266
4.50%			835,000 f,g	886,013
5.00%			10,235,000 f,g	11,009,255

5.50%	23,610,000 f,g	25,609,151
6.00%	7,800,000 f,g	8,556,846
4.50%, 11/1/14	4,539 f	4,702
5.00%, 1/1/19 - 9/1/40	808,375 f	878,540
5.50%, 2/1/33 - 8/1/40	6,421,303 f	7,057,345
6.00%, 1/1/38	908,344 f	1,000,857
7.00%, 11/1/31 - 6/1/32	21,695 f	24,994
7.50%, 2/1/29 - 11/1/29	3,445 f	3,993
Government National Mortgage Association I:
6.00%, 1/15/32	1,432	1,605
6.50%, 7/15/32	2,164	2,503
8.00%, 5/15/26	1,971	2,328
		71,820,433
U.S. Government Securities--51.4%
U.S. Treasury Bonds:
3.88%, 8/15/40	7,425,000	8,822,986
4.63%, 2/15/40	775,000	1,035,715
5.25%, 11/15/28	1,110,000	1,513,069
6.13%, 11/15/27	1,160,000	1,709,006
U.S. Treasury Notes:
1.13%, 1/15/12	9,000,000 d	9,029,178
1.38%, 9/15/12	11,725,000 d	11,858,278
1.75%, 4/15/13	625,000 d	639,329
2.13%, 5/31/15	30,605,000 e	32,300,089
2.38%, 7/31/17	14,855,000	15,869,314
2.63%, 8/15/20	7,710,000	8,258,736
3.63%, 5/15/13	18,940,000 d	19,965,431
		111,001,131
Total Bonds and Notes
(cost $245,363,510)		253,399,474
	Principal
Short-Term Investments--8.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.00%, 10/6/11	17,000,000 d	16,999,983
0.05%, 11/17/11	390,000 d	389,995
Total Short-Term Investments
(cost $17,389,974)		17,389,978

Other Investment--1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,007,736)	4,007,736 [h]	4,007,736
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $521,730)	521,730 [h]	521,730
Total Investments (cost $267,282,950)	127.5%	275,318,918
Liabilities, Less Cash and Receivables	(27.5%)	(59,386,343)
Net Assets	100.0%	215,932,575

a	Principal amount stated in U.S. Dollars unless otherwise noted.
CLP--Chilean Peso
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $18,810,008 or 8.7% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Held by a broker as collateral for open financial futures positions.
e	Security, or portion thereof, on loan. At September 30, 2011, the market value of the fund's securities on loan was
$32,803,135 and the market value of the collateral held by the fund was $33,703,823, consisting of cash collateral of $521,730 and U.S. Government securities valued at $33,182,093.
f	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g	Purchased on a forward commitment basis.
h	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $267,282,950.
Net unrealized appreciation on investments was $8,013,520 of which $8,772,764 related to appreciated investment securities and $759,244 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	84.7
Corporate Bonds	21.4

Short-Term/Money Market Investments	10.2
Asset/Mortgage-Backed	8.7
Municipal Bonds	1.4
Foreign/Governmental	1.1
127.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Chilean Peso,
Expiring 10/27/2011	85,000,000	164,203	162,929	(1,274)
Sales:		Proceeds ($)
Chilean Peso,
Expiring 10/27/2011	452,000,000	872,587	866,400	6,187

Gross Unrealized Appreciation				6,187
Gross Unrealized Depreciation				(1,274)

STATEMENT OF OPTIONS WRITTEN
September 30, 2011 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 30-Year Bonds
October 2011 @ $141	24,000	a	(72,000)
Put Options:
U.S. Treasury 30-Year Bonds
October 2011 @ $128	24,000	a	(375)
(premiums received $49,927)			(72,375)

a	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	8,652,678	-	8,652,678
Commercial Mortgage-Backed	-	8,497,784	-	8,497,784
Corporate Bonds+	-	46,178,747	-	46,178,747
Foreign Government	-	2,427,575	-	2,427,575
Municipal Bonds	-	2,993,251	-	2,993,251
Mutual Funds	4,529,466	-	-	4,529,466
Residential Mortgage-Backed	-	1,827,875	-	1,827,875
U.S. Government Agencies/Mortgage-Backed	-	71,820,433	-	71,820,433
U.S. Treasury	-	128,391,109	-	128,391,109
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	6,187	-	6,187
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,274)	-	(1,274)
Options Written	(72,375)	-	-	(72,375)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-

term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--94.5%		Rate (%)	Date	Amount ($) a	Value ($)
Australia--1.6%
Australian Government,
Sr. Unscd. Bonds, Ser. 124	AUD	5.75	5/15/21	855,000	926,799
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	800,000	799,079
Smart Trust,
Ser. 2011-1USA, Cl. A3B		1.08	10/14/14	1,100,000 b,c	1,100,412
					2,826,290
Austria--1.4%
Republic of Austria,
Sr. Unscd. Notes	EUR	4.00	9/15/16	1,670,000 c	2,457,418
Belgium--7.3%
Belgium Government,
Bonds, Ser. 43	EUR	4.25	9/28/14	8,550,000	12,083,643
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	720,000	1,012,294
					13,095,937
Bermuda--.2%
Weatherford International,
Gtd. Notes		6.75	9/15/40	350,000	374,494
Brazil--.7%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/12	2,200,000	1,194,803
Canada--3.2%
Canadian Goverment,
Gtd. Bonds, Ser. A55	CAD	8.00	6/1/23	400,000	603,619
Canadian Government,
Bonds	CAD	4.00	6/1/16	2,700,000	2,885,694
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	340,000	553,062

Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	800,000 c	765,676
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	600,000	623,109
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	330,000	410,585
					5,841,745
Cayman Islands--.2%
Vale Overseas,
Gtd. Notes		4.63	9/15/20	345,000	338,100
Chile--1.1%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	944,000,000	1,921,789

France--2.0%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	800,000	1,072,198
French Government,
Bonds	EUR	5.00	10/25/16	1,220,000	1,884,800
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	200,000	268,316
RCI Banque,
Sr. Unscd. Notes		2.26	4/11/14	395,000 b,c	373,956
					3,599,270
Germany--2.6%
Eurohypo,
Covered Bonds, Ser. 2212	EUR	4.50	1/21/13	370,000 c	513,048
German Government,
Bonds	EUR	3.25	7/4/42	1,740,000	2,629,034
Globaldrive,
Ser. 2011-AA, Cl. A	EUR	2.10	4/20/19	1,025,033 b,c	1,370,834
KFW,
Gov't Gtd. Bonds		3.50	3/10/14	125,000	133,598
					4,646,514
Italy--2.0%
Italian Government,

Bonds	EUR	5.00	9/1/40	1,040,000	1,154,950
Italian Government,
Bonds	EUR	4.25	3/1/20	2,015,000	2,494,042
					3,648,992
Japan--11.1%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	27,000,000	342,836
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	91,700,000	1,201,546
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	719,950,000	10,003,198
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	526,250,000	6,731,838
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	130,000,000 d	1,709,703
					19,989,121
Luxembourg--.6%
Enel Finance International,
Gtd. Notes		5.70	1/15/13	295,000 c	301,800
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	435,000 c	462,435
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	325,000	326,321
					1,090,556
Mexico--.2%
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	5,380,000	420,257
Netherlands--5.4%
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000	196,408
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	100,000	142,414
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	150,000	227,487
ING Bank,
Covered Notes	EUR	3.63	8/31/21	305,000	417,508
Netherlands Government,

Bonds	EUR	3.25	7/15/15	2,375,000	3,416,133
Netherlands Government,
Bonds	EUR	3.25	7/15/21	1,675,000	2,432,622
Netherlands Government,
Bonds	EUR	4.00	7/15/18	1,705,000	2,590,910
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	100,000	162,204
Storm,
Ser. 2005, Cl. A	EUR	1.69	5/26/47	122,143 b	162,729
					9,748,415
Norway--1.0%
DNB NOR Boligkreditt,
Covered Bonds		2.10	10/14/16	795,000 c	805,527
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	4,300,000	818,286
Yara International,
Sr. Unscd. Notes		7.88	6/11/19	150,000 c	186,392
					1,810,205
Philippines--.1%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000	175,634
Poland--.4%
Polish Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,205,000	675,352
Russia--.5%
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	30,000,000 c	917,032
South Africa--.2%
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	4,890,000	444,155
South Korea--.1%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	110,000	151,896
Spain--1.4%
Spanish Government,
Bonds	EUR	5.50	4/30/21	1,500,000	2,068,903
Telefonica Emisiones,

Gtd. Notes		5.46	2/16/21	410,000	390,027
					2,458,930
Supranational--.4%
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	660,000	671,139

Sweden--4.5%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	795,000 c	789,425
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	4,270,000	733,266
Swedish Government,
Bonds, Ser. 1041	SEK	6.75	5/5/14	39,000,000	6,485,674
					8,008,365
United Kingdom--12.0%
Arran Residential Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.74	11/19/47	791,658 b,c	1,059,609
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	440,000	587,396
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	800,000	1,121,743
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.91	10/18/54	1,980,000 b,c	2,646,005
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	2.98	10/15/54	570,000 b,c	763,655
Holmes Master Issuer,
Ser. 2007-2A, Cl. 3A1		0.33	7/15/21	181,667 b	181,590
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/15	600,000	818,688
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000	269,049
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	450,000	585,010
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	75,000	86,311
Paragon Mortgages,

Ser. 14A, Cl. A2C		0.45	9/15/39	2,065,996 b,c	1,537,872
Reed Elsevier Investment,
Gtd. Notes	GBP	7.00	12/11/17	100,000	183,949
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	405,000	391,842
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	280,000	375,519
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	600,000	799,874
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000	277,484
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	2,055,000	3,621,369
United Kingdom Gilt,
Bonds	GBP	8.00	6/7/21	610,000	1,427,584
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,415,000	3,095,222
					19,829,771
United States--34.3%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	219,299	220,524
Ally Financial,
Gtd. Notes		4.50	2/11/14	170,000	155,975
Altria Group,
Gtd. Notes		4.75	5/5/21	575,000	595,906
American International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	300,000	366,256
Anadarko Petroleum,
Sr. Unscd. Notes		6.20	3/15/40	190,000	198,478
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	235,000	263,958
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	215,000	325,728
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1		1.69	5/17/60	1,315,000 b,c	1,314,669
Autozone,
Sr. Unscd. Notes		4.00	11/15/20	425,000	426,501

BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	200,000	291,087
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	450,000	456,779
Citibank Omni Master Trust,
Ser. 2009-A8, Cl. A8		2.33	5/16/16	650,000 b,c	655,635
Citigroup,
Sr. Unscd. Notes	EUR	7.38	6/16/14	250,000	354,711
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	325,000	328,556
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	351,732	371,187
CVS Pass-Through Trust,
Pass Thru Certificates		5.77	1/10/33	418,477 c	436,377
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	325,000	355,087
EQT,
Sr. Unscd. Notes		8.13	6/1/19	135,000	163,915
Federal Home Loan Mortgage Corp.		5.50	5/1/41	696,843 e	758,078
Federal National Mortgage Association		4.00	12/1/40 - 8/1/41	8,338,893 e	8,763,411
Federal National Mortgage Association		5.50	2/1/40 - 7/1/41	7,333,621 e	8,009,015
Federal National Mortgage Association		4.00		2,000,000 e,f	2,096,875
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	240,000	250,216
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	279,000	299,557
General Electric Capital,
Sr. Unscd. Notes		4.63	1/7/21	205,000	213,160
Georgia-Pacific,
Gtd. Notes		7.13	1/15/17	206,000 c	216,108
Goldman Sachs Group,
Sr. Unscd. Notes		6.00	6/15/20	380,000	391,552
Goodyear Tire & Rubber,
Gtd. Notes		10.50	5/15/16	155,000	168,562
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.38	11/20/56	494,371 b,c	491,265

Hartford Financial Services Group,
Sr. Unscd. Notes		5.50	3/30/20	400,000 g	390,657
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.65	10/15/54	1,190,000 b,c	1,189,700
JPMorgan Chase Bank NA,
Sub. Notes	EUR	4.38	11/30/21	450,000 b	531,301
Kinder Morgan Energy Partners,
Sr. Unscd. Notes		6.85	2/15/20	165,000	195,129
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	130,000	150,219
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	360,000	396,283
Marathon Petroleum,
Sr. Unscd. Notes		5.13	3/1/21	380,000 c	396,463
MetLife Institutional Funding II,
Scd. Notes		1.27	4/4/14	1,075,000 b,c	1,074,472
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/24/20	425,000	385,581
NBC Universal Media,
Sr. Unscd. Notes		5.15	4/30/20	385,000	422,922
NBC Universal Media,
Sr. Unscd. Notes		6.40	4/30/40	245,000	286,648
News America,
Gtd. Notes		6.90	3/1/19	355,000	415,371
Philip Morris International,
Sr. Unscd. Notes		5.65	5/16/18	125,000	147,917
Philip Morris International,
Sr. Unscd. Notes		6.88	3/17/14	135,000	153,290
Plains All American Pipeline,
Gtd. Notes		4.25	9/1/12	300,000	308,469
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	135,000	142,580
Plains All American Pipeline,
Gtd. Notes		8.75	5/1/19	65,000	83,072
Prudential Financial,
Sr. Unscd Notes		4.50	11/15/20	650,000 g	646,946
Puget Energy,

Sr. Scd. Notes	6.00	9/1/21	170,000	168,926
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	110,000	140,613
Sempra Energy,
Sr. Unscd. Notes	1.11	3/15/14	770,000 b	771,938
SLM Student Loan Trust,
Ser. 2011-B, Cl. A1	1.08	12/16/24	971,974 b,c	971,479
U.S. Treasury Bonds	3.75	8/15/41	1,890,000 g	2,200,671
U.S. Treasury Bonds	3.88	8/15/40	1,810,000	2,150,789
U.S. Treasury Notes	2.63	4/30/16	18,795,000	20,292,736
WM Wrigley Jr.,
Sr. Scd. Notes	3.70	6/30/14	380,000 c	393,068
Xerox,
Sr. Unscd. Notes	1.11	5/16/14	190,000 b	188,419
				63,534,787
Total Bonds And Notes
(cost $166,640,798)				169,870,967
			Principal
Short-Term Investments--1.8%			Amount ($)	Value ($)
U.S. Treasury Bills:
0.00%, 10/13/11			2,250,000 h	2,249,993
0.08%, 11/17/11			1,042,000 h	1,041,987
Total Short-Term Investments
(cost $3,291,888)				3,291,980

Other Investment--3.5%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,322,391)			6,322,391 [i]	6,322,391

Investment of Cash Collateral for Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $973,950)			973,950 [i]	973,950

Total Investments (cost $177,229,027)	100.3%	180,459,288
Liabilities, Less Cash and Receivables	(.3%)	(592,798)
Net Assets	100.0%	179,866,490

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PHP--Philippine Peso
PLN--Polish Zloty
RUB--Russian Ruble
SEK--Swedish Krona
ZAR--South African Rand
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $23,190,332 or 12.9% of net assets.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was
$3,135,727 and the value of the collateral held by the fund was $3,199,090, consisting of cash collateral of
$973,950 and U.S. Goverment securities valued at $2,225,140.
h	Held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $177,229,027. Net unrealized appreciation on investments was $3,230,261 of which $6,498,514 related to appreciated investment securities and $3,268,253 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	46.0
U.S. Government/Agencies	24.6
Corporate Bonds	15.5
Asset/Residential Mortgage-Backed	8.3
Short-Term/Money Market Investments	5.9
100.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2011 ($)
Financial Futures Short
Euro-Bund	20	(3,657,239)	December 2011	3,240
U.S. Treasury 2 Year Notes	69	(15,194,015)	December 2011	22,599
U.S. Treasury 10 Year Notes	45	(5,854,219)	December 2011	(35,566)
Financial Futures Long
Euro-Schatz	6	881,218	December 2011	(2,426)
U.S. Treasury 5 Year Notes	63	7,716,516	December 2011	(11,761)
Japanese 10 Year Bonds	4	7,376,118	December 2011	(24,426)

Gross Unrealized Appreciation				25,839
Gross Unrealized Depreciation				(74,179)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring 10/27/2011	3,980,000	5,483,565	5,331,088	(152,477)
Sales:		Proceeds ($)
Australian Dollar,
Expiring 10/27/2011	1,850,000	1,884,207	1,783,611	100,596
Brazilian Real,
Expiring 10/27/2011	2,240,000	1,184,433	1,183,043	1,390
British Pound,
Expiring 10/27/2011	120,000	187,961	187,076	885
British Pound,
Expiring 10/27/2011	1,880,000	2,945,904	2,930,858	15,046
British Pound,
Expiring 10/27/2011	3,200,000	5,014,496	4,988,694	25,802
British Pound,
Expiring 10/27/2011	75,000	117,526	116,923	603
Canadian Dollar,
Expiring 10/27/2011	5,670,000	5,674,483	5,407,084	267,399
Chilean Peso,
Expiring 10/27/2011	1,033,830,000	1,995,811	1,981,660	14,151
Euro,
Expiring 10/27/2011	11,510,000	15,855,140	15,417,291	437,849
Euro,
Expiring 10/27/2011	1,623,000	2,234,124	2,173,959	60,165
Euro,
Expiring 10/27/2011	1,290,000	1,750,672	1,727,915	22,757
Euro,
Expiring 10/27/2011	1,110,000	1,527,993	1,486,811	41,182
Euro,
Expiring 10/27/2011	7,410,000	10,209,720	9,925,467	284,253
Euro,
Expiring 10/27/2011	11,230,000	15,472,469	15,042,240	430,229
Euro,
Expiring 10/27/2011	2,530,000	3,455,573	3,388,858	66,715

Euro,
Expiring 10/27/2011	2,630,000	3,524,868	3,522,804	2,064
Euro,
Expiring 10/27/2011	7,270,000	9,898,439	9,737,942	160,497
Japanese Yen,
Expiring 10/27/2011	542,475,000	7,107,063	7,035,898	71,165
Japanese Yen,
Expiring 10/27/2011	401,800,000	5,265,365	5,211,344	54,021
Japanese Yen,
Expiring 10/27/2011	362,180,000	4,745,875	4,697,472	48,403
Japanese Yen,
Expiring 10/27/2011	219,418,000	2,875,991	2,845,850	30,141
Mexican New Peso,
Expiring 10/27/2011	7,420,000	542,914	533,557	9,357
Norwegian Krone
Expiring 10/27/2011	4,430,000	770,551	753,644	16,907
Polish Zloty,
Expiring 10/27/2011	2,270,000	703,658	683,337	20,321
Russian Ruble,
Expiring 10/27/2011	34,380,000	1,059,901	1,062,793	(2,892)
South African Rand,
Expiring 10/27/2011	3,820,000	483,961	471,159	12,802
Swedish Krona,
Expiring 10/27/2011	45,480,000	6,822,989	6,618,826	204,163
Swedish Krona,
Expiring 10/27/2011	5,070,000	747,475	737,851	9,624

Gross Unrealized Appreciation				2,408,487
Gross Unrealized Depreciation				(155,369)

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
1,570,000	USD - 3 Month Libor	JP Morgan	3.29	11/24/2018	184,607.65	184,608

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	4,170,505	-	4,170,505
Commercial Mortgage-Backed	-	4,715,096	-	4,715,096
Corporate Bonds+	-	27,993,676	-	27,993,676
Foreign Government	-	82,717,283	-	82,717,283
Mutual Funds	7,296,341	-	-	7,296,341
Residential Mortgage-Backed	-	6,002,832	-	6,002,832
U.S. Government Agencies/Mortgage-Backed	-	19,627,379	-	19,627,379
U.S. Treasury	-	27,936,176	-	27,936,176
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,408,487	-	2,408,487
Futures++	25,839	-	-	25,839
Swaps++	-	184,608	-	184,608
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(155,369)	-	(155,369)
Futures++	(74,179)	-	-	(74,179)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-

term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish International Fixed Income Fund
September 30, 2011 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--94.3%		Rate (%)	Date	Amount ($) [a]	Value ($)
Australia--2.5%
Australian Government,
Sr. Unscd. Bonds, Ser. 124	AUD	5.75	5/15/21	525,000	569,087
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	1,865,000	1,862,852
Smart Trust,
Ser. 2011-1USA, Cl. A3B		1.08	10/14/14	750,000 b,c	750,281
					3,182,220
Austria--.7%
Republic of Austria,
Sr. Unscd. Bonds	EUR	4.15	3/15/37	470,000 b	721,056
Belgium--8.6%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000	306,645
Belgium Government,
Bonds, Ser. 43	EUR	4.25	9/28/14	5,265,000	7,440,980
Belgium Government,
Bonds, Ser. 60	EUR	4.25	3/28/41	415,000	558,203
					8,305,828
Bermuda--.1%
Weatherford International,
Gtd. Notes		6.75	9/15/40	100,000	106,998
Brazil--1.3%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/12	1,900,000	1,031,875
Vale Overseas,
Gtd. Notes		4.63	9/15/20	260,000	254,800
					1,286,675
Canada--4.7%
Canadian Government,
Bonds	CAD	4.00	6/1/16	1,560,000	1,667,290

Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	965,000	1,569,720
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	440,000 b	421,122
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	300,000 b	288,291
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	340,000	353,095
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	185,000	230,177
					4,529,695
Chile--1.1%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	541,000,000	1,101,364
Finland--.7%
Aktia Real Estate Mortgage Bank,
Covered Bonds	EUR	4.13	6/11/14	450,000	634,289

France--4.2%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	350,000	469,087
French Government,
Bonds	EUR	3.75	4/25/21	1,275,000	1,882,730
French Government,
Bonds	EUR	5.00	10/25/16	855,000	1,320,905
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	100,000	134,158
RCI Banque,
Sr. Unscd. Notes		2.26	4/11/14	260,000 b,c	246,148
					4,053,028
Germany--5.1%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	150,000	213,567
Eurohypo,
Bonds, Ser. 2212	EUR	4.50	1/21/13	430,000 b	596,245
German Government,
Bonds	EUR	3.25	7/4/42	915,000	1,382,509

German Government,
Bonds, Ser. 06	EUR	4.00	7/4/16	635,000	964,473
German Government,
Bonds, Ser. 08	EUR	4.25	7/4/18	1,115,000	1,764,089
					4,920,883
Italy--5.7%
Italian Government,
Bonds	EUR	3.75	8/1/15	2,855,000	3,725,006
Italian Government,
Bonds	EUR	5.00	9/1/40	665,000	738,502
Italian Government,
Bonds	EUR	4.25	3/1/20	850,000	1,052,077
					5,515,585
Japan--18.0%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	11,000,000	139,674
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	263,000,000	3,597,747
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	417,500,000	5,470,506
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	212,450,000	2,951,843
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	313,200,000	4,006,483
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	93,000,000 d	1,223,095
					17,389,348
Luxembourg--.6%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	155,000 b	145,511
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	220,000 b	233,875
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	190,000	190,772
					570,158
Mexico--.5%
Mexican Government,

Bonds, Ser. M 30	MXN	8.50	11/18/38	5,890,000	460,095
Netherlands--5.5%
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	175,000	265,402
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	150,000	213,099
ING Bank NV,
Covered Notes	EUR	3.63	8/31/21	170,000	232,709
Netherlands Government,
Bonds	EUR	3.25	7/15/21	1,790,000	2,599,638
Netherlands Government,
Bonds	EUR	4.00	7/15/18	1,030,000	1,565,183
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	150,000	243,306
Storm,
Ser. 2005, Cl. A	EUR	1.69	5/26/47	122,143 c	162,729
					5,282,066
Norway--1.0%
DnB NOR Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000	821,892
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	900,000	171,269
					993,161
Philippines--.2%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	7,000,000	153,680
Poland--.9%
Polish Government,
Bonds, Ser. 0413	PLN	5.25	4/25/13	2,695,000	825,430
Russia--.8%
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	25,000,000 b	764,193
South Africa--.5%
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	5,145,000	467,316
South Korea--.2%
Export-Import Bank of Korea,

Sr. Unscd. Notes	EUR	5.75	5/22/13	155,000	214,036
Spain--2.1%
Spanish Government,
Bonds	EUR	4.20	1/31/37	390,000	406,558
Spanish Government,
Bonds	EUR	5.50	4/30/21	335,000	462,055
Spanish Government,
Bonds	EUR	3.15	1/31/16	880,000	1,143,843
					2,012,456
Supranational--1.3%
Corp. Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	430,000	437,257
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000	790,478
					1,227,735
Sweden--5.3%
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	3,295,000	565,834
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	6,475,000	1,011,428
Swedish Government,
Bonds, Ser. 1041	SEK	6.75	5/5/14	21,400,000	3,558,806
					5,136,068
United Kingdom--13.3%
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	3.04	5/17/60	400,000 b,c	535,999
Arran Residential Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.74	11/19/47	512,249 b,c	685,629
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	250,000	333,748
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	400,000	560,871
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.91	10/18/54	900,000 b,c	1,202,730
Holmes Master Issuer,
Ser. 2007-3A, Cl. A3	EUR	2.98	10/15/54	315,000 b,c	422,020
Holmes Master Issuer,

Ser. 2007-2A, Cl. 3A1		0.33	7/15/21	193,333 c	193,251
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/15	550,000	750,464
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	200,000	269,050
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	175,000	259,415
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.45	9/15/39	1,402,438 b,c	1,043,937
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	265,000	355,402
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/20	400,000	533,249
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	1,730,000	3,048,647
United Kingdom Gilt,
Bonds	GBP	8.00	6/7/21	645,000	1,509,494
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	1,025,000	2,242,122
					13,946,028
United States--9.4%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	269,907	271,415
Ally Financial,
Gtd. Notes		4.50	2/11/14	100,000	91,750
American International Group,
Sr. Unscd. Notes	EUR	5.00	6/26/17	100,000	122,086
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	180,000	202,181
Arkle Master Issuer,
Ser. 2010-2A, Cl. 1A1		1.69	5/17/60	295,000 b,c	294,926
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	245,000	356,582
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	425,000	431,402
Citibank Omni Master Trust,
Ser. 2009-A8, Cl. A8		2.33	5/16/16	350,000 b,c	353,034

CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	260,000	262,845
CVS Pass-Through Trust,
Gtd. Notes		5.77	1/10/33	295,396 b	308,031
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	190,000	207,589
Ford Motor Credit,
Sr. Unscd. Notes		6.63	8/15/17	145,000	151,172
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes		8.38	4/1/17	250,000	268,420
Goodyear Tire & Rubber,
Sr. Unscd. Notes		10.50	5/15/16	91,000	98,963
Gracechurch Mortgage Financing,
Ser. 2007-1A, Cl. 3A1		0.38	11/20/56	530,991 b,c	527,655
Hartford Financial Services Group,
Sr. Unscd. Notes		5.50	3/30/20	260,000	253,927
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.65	10/15/54	620,000 b,c	619,844
JPMorgan Chase Bank NA,
Sub. Notes	EUR	4.38	11/30/21	350,000 c	413,234
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	75,000	86,665
Macy's Retail Holdings,
Gtd. Notes		6.38	3/15/37	145,000	159,614
Plains All American Pipeline,
Gtd. Notes		5.00	2/1/21	275,000	290,441
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	100,000	99,368
U.S. Treasury Notes		2.63	4/30/16	555,000	599,227
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000	400,165
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	330,000 b	341,348
Xerox,
Sr. Unscd. Notes		1.11	5/16/14	125,000 c	123,960
					7,335,844
Total Bonds And Notes

(cost $87,878,594)	91,135,235

	Principal
Short-Term Investments--2.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 11/17/11
(cost $2,035,777)	2,036,000 [e]	2,035,777

Other Investment--2.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,194,627)	2,194,627 [f]	2,194,627
Total Investments (cost $92,108,998)	98.7%	95,365,639
Cash and Receivables (Net)	1.3%	1,223,028
Net Assets	100.0%	96,588,667

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican New Peso
NOK--Norwegian Krone
PHP--Philippine Peso
PLN--Polish Zloty
RUB--Russian Ruble
SEK--Swedish Krona
ZAR--South African Rand
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $10,501,875 or 10.9% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $92,108,998.

Net unrealized appreciation on investments was $3,256,641 of which $5,151,251 related to appreciated investment securities and $1,894,610 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	71.3
Corporate Bonds	13.9
Asset/Residential Mortgage-Backed	8.5
Short-Term/Money Market Investments	4.4
U.S. Treasury	.6
98.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2011 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2011 ($)
Financial Futures Long
Japanese 10 Year Bonds	3	5,532,089	December 2011	(18,329)
U.S. Treasury 5 Year Notes	23	2,817,141	December 2011	916
Financial Futures Short
U.S. Treasury 2 Year Notes	47	(10,349,547)	December 2011	15,393
U.S. Treasury 30 Year Bond	2	(285,250)	December 2011	(4,940)
Euro-Bund	4	(731,448)	December 2011	7,930

Gross Unrealized Appreciation				24,239
Gross Unrealized Depreciation				(23,269)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Australian Dollar,
Expiring 10/27/2011	2,555,000	2,603,034	2,463,311	139,723
Brazilian Real,
Expiring 10/27/2011	1,935,000	1,023,160	1,021,959	1,201
British Pound,
Expiring 10/27/2011	2,930,000	4,591,339	4,567,773	23,566
British Pound,
Expiring 10/27/2011	790,000	1,237,906	1,231,584	6,322
British Pound,
Expiring 10/27/2011	730,000	1,143,932	1,138,046	5,886
British Pound,
Expiring 10/27/2011	50,000	78,317	77,948	369
Canadian Dollar,
Expiring 10/27/2011	4,460,000	4,463,526	4,253,191	210,335
Chilean Peso,
Expiring 10/27/2011	595,890,000	1,150,367	1,142,210	8,157
Euro,
Expiring 10/27/2011	6,305,000	8,686,903	8,445,354	241,549
Euro,
Expiring 10/27/2011	2,415,000	3,327,339	3,234,819	92,520
Euro,
Expiring 10/27/2011	6,740,000	9,286,574	9,028,023	258,551
Euro,
Expiring 10/27/2011	1,400,000	1,912,175	1,875,257	36,918
Euro,
Expiring 10/27/2011	870,000	1,197,589	1,165,338	32,251
Euro,
Expiring 10/27/2011	8,940,000	12,314,939	11,974,855	340,084
Euro,
Expiring 10/27/2011	1,710,000	2,320,658	2,290,492	30,166
Euro,
Expiring 10/27/2011	1,450,000	1,943,368	1,942,230	1,138

Euro,
Expiring 10/27/2011	1,250,000	1,701,933	1,674,337	27,596
Euro,
Expiring 10/27/2011	1,370,000	1,867,014	1,835,073	31,941
Japanese Yen,
Expiring 10/27/2011	385,680,000	5,055,247	5,002,267	52,980
Japanese Yen,
Expiring 10/27/2011	290,315,000	3,805,913	3,765,384	40,529
Japanese Yen,
Expiring 10/27/2011	43,115,000	564,963	559,201	5,762
Japanese Yen,
Expiring 10/27/2011	568,115,000	7,442,977	7,368,448	74,529
Japanese Yen,
Expiring 10/27/2011	116,830,000	1,519,246	1,515,285	3,961
Mexican New Peso,
Expiring 10/27/2011	7,170,000	524,621	515,580	9,041
Norwegian Krona,
Expiring 10/27/2011	840,000	146,109	142,903	3,206
Polish Zloty,
Expiring 10/27/2011	2,760,000	855,549	830,841	24,708
Russian Ruble,
Expiring 10/27/2011	28,060,000	865,061	867,422	(2,361)
South African Rand,
Expiring 10/27/2011	4,070,000	515,634	501,994	13,640
Swedish Krona,
Expiring 10/27/2011	24,960,000	3,744,543	3,632,496	112,047
Swedish Krona,
Expiring 10/27/2011	10,580,000	1,559,819	1,539,736	20,083

Gross Unrealized Appreciation				1,848,759
Gross Unrealized Depreciation				(2,361)

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
2,410,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(372,770)	(372,770)

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,515,545	-	2,515,545
Commercial Mortgage-Backed	-	2,679,613	-	2,679,613
Corporate Bonds+	-	13,406,351	-	13,406,351
Foreign Government	-	68,925,392	-	68,925,392
Mutual Funds	2,194,627	-	-	2,194,627
Residential Mortgage-Backed	-	3,009,107	-	3,009,107
U.S. Government Agencies/Mortgage-Backed	-	-	-	-
U.S. Treasury	-	2,635,004	-	2,635,004
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,848,759	-	1,848,759
Futures++	24,239	-	-	24,239
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,361)	-	(2,361)
Futures++	(23,269)	-	-	(23,269)
Swaps++	-	(372,770)	-	(372,770)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)